Securities - Schedule of Unrealized Gains and Losses (Detail) - CAD ($) $ in Millions	Oct. 31, 2019		Oct. 31, 2018
Disclosure of financial assets [line items]
FVOCI Securities	$ 64,515	[1]	$ 62,440
Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	63,313		63,733
Gross Unrealized Gains [Member]
Disclosure of financial assets [line items]
FVOCI Securities	1,263		45
Gross Unrealized Losses [Member]
Disclosure of financial assets [line items]
FVOCI Securities	61		1,338
Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	64,515		62,440
Canadian federal government [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	11,876		12,884
Canadian federal government [member] | Gross Unrealized Gains [Member]
Disclosure of financial assets [line items]
FVOCI Securities	72		1
Canadian federal government [member] | Gross Unrealized Losses [Member]
Disclosure of financial assets [line items]
FVOCI Securities	4		80
Canadian federal government [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	11,944		12,805
Canadian Provincial And Municipal Governments [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	5,907		6,896
Canadian Provincial And Municipal Governments [member] | Gross Unrealized Gains [Member]
Disclosure of financial assets [line items]
FVOCI Securities	106		8
Canadian Provincial And Municipal Governments [member] | Gross Unrealized Losses [Member]
Disclosure of financial assets [line items]
FVOCI Securities	1		42
Canadian Provincial And Municipal Governments [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	6,012		6,862
US federal Government [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	15,363		17,403
US federal Government [member] | Gross Unrealized Gains [Member]
Disclosure of financial assets [line items]
FVOCI Securities	617		4
US federal Government [member] | Gross Unrealized Losses [Member]
Disclosure of financial assets [line items]
FVOCI Securities	5		584
US federal Government [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	15,975		16,823
US State Municipal And Agencies Debt [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	4,091		3,694
US State Municipal And Agencies Debt [member] | Gross Unrealized Gains [Member]
Disclosure of financial assets [line items]
FVOCI Securities	74		16
US State Municipal And Agencies Debt [member] | Gross Unrealized Losses [Member]
Disclosure of financial assets [line items]
FVOCI Securities	4		55
US State Municipal And Agencies Debt [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	4,161		3,655
Other governments [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	7,179		4,818
Other governments [member] | Gross Unrealized Gains [Member]
Disclosure of financial assets [line items]
FVOCI Securities	158		2
Other governments [member] | Gross Unrealized Losses [Member]
Disclosure of financial assets [line items]
FVOCI Securities	2		30
Other governments [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	7,335		4,790
National housing act mortgage backed securities [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	1,953		2,382
National housing act mortgage backed securities [member] | Gross Unrealized Gains [Member]
Disclosure of financial assets [line items]
FVOCI Securities	18		6
National housing act mortgage backed securities [member] | Gross Unrealized Losses [Member]
Disclosure of financial assets [line items]
FVOCI Securities	1		18
National housing act mortgage backed securities [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	1,970		2,370
US agency MBS and CMO [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	11,966		11,811
US agency MBS and CMO [member] | Gross Unrealized Gains [Member]
Disclosure of financial assets [line items]
FVOCI Securities	106		2
US agency MBS and CMO [member] | Gross Unrealized Losses [Member]
Disclosure of financial assets [line items]
FVOCI Securities	42		496
US agency MBS and CMO [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	12,030		11,317
Corporate debt [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	4,899		3,783
Corporate debt [member] | Gross Unrealized Gains [Member]
Disclosure of financial assets [line items]
FVOCI Securities	110		6
Corporate debt [member] | Gross Unrealized Losses [Member]
Disclosure of financial assets [line items]
FVOCI Securities	2		33
Corporate debt [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	5,007		3,756
Corporate equity [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	79		62
Corporate equity [member] | Gross Unrealized Gains [Member]
Disclosure of financial assets [line items]
FVOCI Securities	2
Corporate equity [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	$ 81		$ 62

[1]	Certain comparative figures have been reclassified to conform with the current year’s presentation and for changes in accounting policy (Note 1).